Schedule of borrowings by type and classification (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
IfrsStatementLineItems [Line Items]
Current Total		$ 6,282	₨ 523,515	₨ 2,333,378
Non-Current Total		$ 1,376	114,677	19,274
Borrowings, carrying amount			638,192	2,352,652
Vehicle Loan [Member]
IfrsStatementLineItems [Line Items]
Borrowings current term description		Less than 1 year
Current Total			9,509	4,601
Borrowings current term description		More than 1 year
Non-Current Total			23,884	19,274
Borrowings, carrying amount			₨ 33,393	23,875
Vehicle Loan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		7.00%	7.00%
Borrowings, maturity		2025
Vehicle Loan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		11.25%	11.25%
Borrowings, maturity		2029
Non Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Borrowings current term description		Less than 1 year
Current Total			₨ 108,105	417,178
Borrowings current term description		More than 1 year
Non-Current Total			₨ 90,793
Borrowings, interest rate		14.25%	14.25%
Borrowings, maturity		2025
Borrowings, carrying amount			₨ 198,898	417,178
Factoring [Member]
IfrsStatementLineItems [Line Items]
Borrowings current term description		Less than 1 year
Current Total			405,901	1,089,699
Borrowings, maturity		On demand
Borrowings, carrying amount			405,901	1,089,699
Borrowings, interest rate basis	[1]	Floating rate
Unsecured Loan From Third Party Investor [Member]
IfrsStatementLineItems [Line Items]
Current Total	[2]			821,900
Borrowings current term	[2]	1 year
Borrowings, interest rate		11.00%	11.00%
Borrowings, maturity		2023
Borrowings, carrying amount				₨ 821,900

[1]	3M MCLR + 0.25% to 1.35% spread
[2]	Breach in Covenants- Refer to Note 40